Share Based Payment - Summary of Stock Option and SARs Activity under 2023 Plan (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Exchange Ratio	1.1432